                                ING MUTUAL FUNDS
                           ING Emerging Countries Fund
                           ING Global Real Estate Fund
                          ING Global Value Choice Fund
                             ING International Fund
                       ING International Value Choice Fund

                         Supplement dated June 21, 2006
          to the Class A, Class B, Class C and Class M Prospectus, the
           Class I and Class Q Prospectus, and the Class O Prospectus,
                          each dated February 28, 2006

ING INTERNATIONAL FUND

Effective April 28, 2006, Uri Landesman replaced Richard T. Saler and Philip A. Schwartz as portfolio manager to ING International Fund.

1. The sub-section entitled "ING International Fund" under the section entitled "Management of the Funds - Sub-Adviser" on page 56 of the Class A, Class B, Class C and Class M Prospectus and the fifth and sixth paragraphs on page 42 of the Class I and Class Q Prospectus, are hereby deleted in their entirety and replaced with the following:

            ING INTERNATIONAL FUND

            The following individual is responsible for the day-to-day management of ING International Fund:

            Uri Landesman, Senior Vice President and Head of International Equities for ING IM, has served as portfolio manager since April 2006. Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research. During his tenure at Federated Investors (which began in 2003), he managed three international large-cap growth funds as well as two global core funds. Prior to working at Federated Investors, he served as an investment professional with Arlington Capital Management. Mr. Landesman has over 20 years of experience and began his career at Sanford C. Bernstein & Co.

ING GLOBAL VALUE CHOICE FUND AND ING INTERNATIONAL VALUE CHOICE FUND

Effective March 1, 2006, Nuveen Investments Inc., parent company of NWQ Investment Management Company, LLC, has organized an indirect, wholly-owned subsidiary, Tradewinds NWQ Global Investors, LLC ("Tradewinds"). Tradewinds is an investment organization focused on international/global investing across all capitalizations. As a result, sub-advisory responsibilities were transferred to Tradewinds on April 24, 2006 for ING Global Value Choice Fund and April 3, 2006 for ING International Value Choice Fund.

1. All references to "NWQ Investment Management Company, LLC" and "NWQ" as sub-adviser to ING Global Value Choice Fund and ING International Value Choice Fund are hereby deleted and replaced with "Tradewinds NWQ Global Investors, LLC" and "Tradewinds," respectively.

2. The sub-section entitled "ING Global Value Choice Fund and ING International Value Choice Fund - NWQ Investment Management Company, LLC" under the section entitled "Management of the Funds - Adviser and Sub-Advisers" beginning on page 61 of the Class A, Class B, Class C and Class M Prospectus and beginning on page 42 of the Class I and Class Q Prospectus is hereby deleted and replaced with the following:

            ING GLOBAL VALUE CHOICE FUND AND ING INTERNATIONAL VALUE CHOICE FUND

            TRADEWINDS NWQ GLOBAL INVESTORS, LLC

            Tradewinds NWQ Global Investors, LLC ("Tradewinds" or
            "Sub-Adviser"), a Delaware Limited Liability Corporation, serves as Sub-Adviser to ING Global Value Choice Fund and ING International Value Choice

            Fund. Tradewinds is responsible for managing the assets of the Funds in accordance with each Fund's investment objective and policies, subject to oversight by ING Investments and the Funds' Board.

            Launched in March 2006, Tradewinds serves institutions and private clients worldwide. Tradewinds is registered with the SEC as an investment adviser and is an indirect, wholly-owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of Tradewinds.

            As of March 1, 2006, Tradewinds managed approximately $15.7 billion in assets. The principal address of Tradewinds is 2049 Century Park East, 16th Floor, Los Angeles, CA 90067.

2. The last paragraph of the sub-section entitled "ING International Value Choice Fund" under the section entitled "Management of the Funds - Adviser and Sub-Advisers" on page 62 of the Class A, Class B, Class C and Class M Prospectus and on page 43 of the Class I and Class Q Prospectus, is hereby deleted and replaced with the following:

            Paul J. Hechmer, Managing Director & International Portfolio Manager, joined Tradewinds in March 2006 and serves on the executive committee. Mr. Hechmer has managed the Fund since February, 2005. Previously, Mr. Hechmer was a Managing Director & International Portfolio Manager for NWQ from 2001 to 2006.

3. Footnote reference (3) and the corresponding footnote are added to the "Average Annual Total Returns" and "Annual Total Returns" tables in the sub-section entitled "Performance of Similar International Value Accounts Managed by NWQ" under the section entitled "Management of the Funds - Adviser and Sub-Advisers" on 62 of the Class A, Class B, Class C and Class M Prospectus and on page 43 of the Class I Prospectus:

            (3) Performance results from March 31, 2001 - February 28, 2006, represent the performance of the previous sub-adviser, NWQ Investment Management Company, LLC, Tradewinds' affiliate.

ING GLOBAL VALUE CHOICE FUND

Effective April 24, 2006, David B. Iben, CFA, Managing Director & Chief Investment Officer serves as co-portfolio manager to ING Global Value Choice Fund and Mark A. Morris, Gregg S. Tenser, CFA and Jon D. Bosse, CFA are removed as portfolio managers to the Fund.

1. The sub-section entitled "ING Global Value Choice Fund" under the section entitled "Management of the Funds - Adviser and Sub-Advisers" on page 61 of the Class A, Class B, Class C and Class M Prospectus and on page 42 of the Class I and Class Q Prospectus, is hereby deleted in its entirety and replaced with the following:

            ING GLOBAL VALUE CHOICE FUND

            The following individuals jointly share responsibility for the day-to-day management of ING Global Value Choice Fund:

            Paul J. Hechmer, Managing Director & International Portfolio Manager, joined Tradewinds in March 2006 and serves on the executive committee. Mr. Hechmer has managed the Fund since February, 2005. Previously, Mr. Hechmer was a Managing Director & International Portfolio Manager for NWQ Investment Management Company, LLC ("NWQ") from 2001 to 2006.

            David B. Iben, CFA, Managing Director & Chief Investment Officer, joined Tradewinds in March 2006 and serves on the executive committee. Mr. Iben has managed the Fund since March 2006.. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the Los Angeles Society of Financial Analysts. Previously, Mr. Iben was Managing Director/Portfolio Manager at NWQ from 2000 to 2006.

ING EMERGING COUNTRIES FUND

Effective June 1, 2006, the 12b-1 fee for Class M shares of ING Emerging Countries Fund was reduced from 1.00% to 0.75%.

1. The table under the section entitled "What You Pay To Invest-Operating Expenses Paid Each Year by the Funds" on page 38 of the Class A, Class B, Class C and Class M Prospectus, is hereby deleted and replaced with the following:

CLASS M

                                         DISTRIBUTION               TOTAL
                                         AND SERVICE                FUND       WAIVERS,           NET
                             MANAGEMENT  (12b-1)       OTHER        OPERATING  REIMBURSEMENTS     EXPENSES
FUND                         FEE         FEES          EXPENSES(2)  EXPENSES   AND RECOUPMENT(3)
ING Emerging Countries  %      1.25        0.75          0.65         2.65       (0.05)             2.60

2. The table under the sub-section entitled "Examples" of the section entitled "What You Pay To Invest-Operating Expenses Paid Each Year by the Funds" on page 40 of the Class A, Class B, Class C and Class M Prospectus, the table is hereby deleted and replaced with the following:

CLASS M

FUND                          1 YEAR     3 YEARS       5 YEARS      10 YEARS
ING Emerging Countries  $     604        1,140         1,702        3,225

ING GLOBAL REAL ESTATE FUND

Effective April 28, 2006, the management fee for the Fund has been reduced. The Class A, Class B, Class C and Class M Prospectus, Class I and Class Q Prospectus and Class O Prospectus are hereby revised as follows:

1. The information relating to ING Global Real Estate Fund in the tables entitled "Operating Expenses Paid Each Year by the Funds" and "Examples" under the section entitled "What You Pay to Invest" on pages 36 through 40 of the Class A, Class B, Class C and Class M Prospectus, on pages 30 and 31 of the Class I and Class Q Prospectus, and on page 10 of the Class O Prospectus are deleted in their entirety and replaced with the following, respectively:

CLASS A, CLASS B, CLASS C AND CLASS M PROSPECTUS

CLASS A

                                                                   TOTAL FUND      WAIVERS     NET EXPENSES
                                  DISTRIBUTION                     OPERATING   REIMBURSEMENTS
                      MANAGEMENT   AND SERVICE  OTHER EXPENSES(2)   EXPENSES         AND
       FUND              FEES     (12b-1) FEES                                  RECOUPMENT(3)
-----------------------------------------------------------------------------------------------------------
ING Global Real   %     0.80%
  Estate Fund                         0.25%           0.26%          1.31%           ---                1.31%

CLASS B

                                                                   TOTAL FUND      WAIVERS     NET EXPENSES
                                  DISTRIBUTION                     OPERATING   REIMBURSEMENTS
                      MANAGEMENT   AND SERVICE  OTHER EXPENSES(2)   EXPENSES         AND
       FUND              FEES     (12b-1) FEES                                  RECOUPMENT(3)
-----------------------------------------------------------------------------------------------------------
ING Global Real   %     0.80%
  Estate Fund                         1.00%           0.26%          2.06%           ---              2.06%

CLASS C

                                                                   TOTAL FUND      WAIVERS     NET EXPENSES
                                  DISTRIBUTION                     OPERATING   REIMBURSEMENTS
                      MANAGEMENT   AND SERVICE  OTHER EXPENSES(2)   EXPENSES         AND
       FUND              FEES     (12b-1) FEES                                  RECOUPMENT(3)
-----------------------------------------------------------------------------------------------------------
 ING Global Real    %   0.80%
   Estate Fund                        1.00%           0.26%          2.06%          ---                2.06%

EXAMPLES

CLASS A

             FUND                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
ING Global Real Estate Fund      $       701        966       1,252      2,063

CLASS B

                                       IF YOU DO SELL YOUR SHARES                      IF YOU DON'T SELL YOUR SHARES
                                  ----------------------------------------        ---------------------------------------
           FUND                   1 YEAR     3 YEARS    5 YEARS   10 YEARS        1 YEAR     3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
ING Global Real Estate Fund  $      709        946       1,308      2,288           209        646      1,08      2,288

CLASS C

                                       IF YOU DO SELL YOUR SHARES                      IF YOU DON'T SELL YOUR SHARES
                                  ----------------------------------------        ---------------------------------------
           FUND                   1 YEAR     3 YEARS    5 YEARS   10 YEARS        1 YEAR     3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
ING Global Real Estate Fund  $      309        646       1,108      2,390           209       646      1,108      2,390

CLASS I AND CLASS Q PROSPECTUS

CLASS I

                                                                   TOTAL FUND      WAIVERS     NET EXPENSES
                                  DISTRIBUTION                     OPERATING   REIMBURSEMENTS
                      MANAGEMENT   AND SERVICE  OTHER EXPENSES(2)   EXPENSES         AND
       FUND              FEES     (12b-1) FEES                                  RECOUPMENT(3)
-----------------------------------------------------------------------------------------------------------
ING Global Real   %     0.80%
  Estate Fund                         N/A           0.26%            1.06%           ---             1.06%

EXAMPLE

CLASS I

             FUND                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
ING Global Real Estate Fund     $        108        337        585       1,294

CLASS O PROSPECTUS

CLASS O

                                                                   TOTAL FUND      WAIVERS     NET EXPENSES
                                  DISTRIBUTION                     OPERATING   REIMBURSEMENTS
                      MANAGEMENT   AND SERVICE  OTHER EXPENSES(2)   EXPENSES         AND
       FUND              FEES     (12b-1) FEES                                  RECOUPMENT(3)
-----------------------------------------------------------------------------------------------------------
 ING Global Real  %     0.80%
   Estate Fund                      0.25%           0.26%            1.31%           ---               1.31%

EXAMPLE

CLASS O

             FUND                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
ING Global Real Estate Fund     $        133        415        718       1,579

2. On page 7 of the Class A, Class B, Class C and Class M Prospectus, page 5 of the Class I and Class Q Prospectus and page 9 of the Class O Prospectus, the index name "S&P/Citigroup World Property Industry Index" is hereby deleted and replaced with "S&P/Citigroup World Property Index."

      This prospectus supplement supercedes the prospectus supplement filed on behalf of ING Global Real Estate Fund, dated May 2, 2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ING MUTUAL FUNDS
                           ING Emerging Countries Fund
                           ING Global Real Estate Fund
                          ING Global Value Choice Fund
                             ING International Fund
                       ING International Value Choice Fund

                         Supplement dated June 21, 2006
     to the Class A, Class B, Class C, Class I, Class M, Class O and Class Q
                   Statement of Additional Information ("SAI")
                             Dated February 28, 2006

ING INTERNATIONAL FUND

Effective April 28, 2006, Uri Landesman replaced Richard T. Saler and Philip A. Schwartz as portfolio manager to ING International Fund. All references to Richard T. Saler and Philip A. Schwartz are deleted and replaced with Uri Landesman.

1. The tables and disclosure in the sub-sections entitled "Other Accounts Managed," "Potential Material Conflicts of Interest," "Compensation," and "Ownership of Securities" under the section entitled, "Portfolio Managers" on pages 140 and 142 of the SAI, respectively, are deleted in their entirety and replaced with the following:

            Other Accounts Managed

            The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:


                  REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                  COMPANIES                 VEHICLES                        OTHER ACCOUNTS
                  ------------------------  ------------------------  -------------------------
                  NUMBER      TOTAL ASSETS  NUMBER      TOTAL ASSETS  NUMBER OF    TOTAL ASSETS
PORTFOLIO         OF                        OF                        ACCOUNTS
MANAGER           ACCOUNTS                  ACCOUNTS
-----------------------------------------------------------------------------------------------
Uri Landesman     0           N/A           0           N/A           0            N/A


            Potential Material Conflicts of Interest

            The portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

            A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

            The portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

            A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

            As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

            Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

            Compensation

            Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, three- and five-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

            The Portfolio Manager is also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. The relevant index is the MSCI EAFE(R) Index and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

            Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

            If the Portfolio Manager's fixed base salary compensation exceeds a particular threshold he may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

            Ownership of Securities

            The following table shows the dollar range of shares of the Fund owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

               PORTFOLIO MANAGER               DOLLAR RANGE OF FUND SHARES OWNED
               Uri Landesman                                   None

ING GLOBAL VALUE CHOICE FUND AND ING INTERNATIONAL VALUE CHOICE FUND

Nuveen Investments Inc., parent company of NWQ Investment Management Company, LLC, has organized an indirect, wholly-owned subsidiary, Tradewinds NWQ Global Investors, LLC ("Tradewinds"). Tradewinds is an investment management organization focused on international/global investing across all capitalizations. As a result, sub-advisory responsibilities were transferred to Tradewinds on April 24, 2006 for ING Global Value Choice Fund and April 3, 2006 for ING International Value Choice Fund.

1. All references to "NWQ Investment Management Company, LLC" and "NWQ" as sub-adviser to ING Global Value Choice Fund and ING International Value Choice Fund are hereby deleted and replaced with "Tradewinds NWQ Global Investors, LLC" and "Tradewinds," respectively.

2. The sub-section entitled "Compensation" under the section entitled "Portfolio Managers - ING International Value Choice Fund" on page 149 of the SAI is hereby deleted in its entirety and replaced with the following:

            Compensation

            Tradewinds' portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy's general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

            The total compensation package for portfolio managers includes an equity-like incentive for purchase (whose value is determined by various factors including the increase in profitability of Tradewinds over time). Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements. Tradewinds is a subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the Tradewinds executive committee.

Effective April 24, 2006, David B. Iben, CFA, Managing Director & Chief Investment Officer serves as co-portfolio manager to ING Global Value Choice Fund and Mark A. Morris, Gregg S. Tenser, CFA and Jon D. Bosse, CFA are removed as portfolio managers to the Fund.

      The SAI is hereby amended as follows:

1. The sub-sections entitled "Other Accounts Managed," "Compensation" and "Ownership of Securities" under the section entitled, "Portfolio Managers
      - ING Global Value Choice Fund" beginning on page 136 of the SAI, respectively, are deleted in their entirety and replaced with the following:

ING GLOBAL VALUE CHOICE FUND

            Other Accounts Managed

            The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2005:


                  REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                  COMPANIES                 VEHICLES                        OTHER ACCOUNTS
                  ------------------------  ------------------------  -------------------------
                  NUMBER      TOTAL ASSETS  NUMBER      TOTAL ASSETS  NUMBER OF    TOTAL ASSETS
PORTFOLIO         OF                        OF                        ACCOUNTS*
MANAGER           ACCOUNTS                  ACCOUNTS
-----------------------------------------------------------------------------------------------
Paul J. Hechmer   6           $488,623,285  4           $198,642,378  225          $11,990,112,957
David B. Iben     4           $527,356,572  0           0             119          $3,263,088,423

      * For purposes of this column, separately managed account (wrap-fee) programs in which Tradewinds is a manager are reported as one account per investment product.

            Compensation

            Tradewinds' portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy's general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

            The total compensation package for portfolio managers includes an equity-like incentive for purchase (whose value is determined by various factors including the increase in profitability of Tradewinds over time). Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements. Tradewinds is a subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the Tradewinds executive committee.

            Ownership of Securities

            The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of December 31, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

               PORTFOLIO MANAGER               DOLLAR RANGE OF FUND SHARES OWNED
               Paul J. Hechmer                                 None
               David B. Iben                                   None

      ING GLOBAL REAL ESTATE FUND

      Effective April 28, 2006, the management fee for the Fund has been reduced as well as the sub-advisory fee. The SAI is hereby amended as follows:

      1. The information relating to the management fee of the Fund in the table beginning on page 121 of the SAI is deleted in its entirety and replaced with the following:

         Fund                             Rate
      ---------------------------------------------------------------------------------------------------
         ING Global Real Estate Fund      0.80% on the first $250 million of the Fund's average daily net assets;

                                          0.775% on the next $250 million of the Fund's average daily net assets; and

                                          0.70% of the Fund's average daily net assets in excess of
                                          $500 million

      2. The information relating to the sub-advisory fee of the Fund in the table beginning on page 127 of the SAI is deleted in its entirety and replaced with the following:

           Fund                           Rate
      ---------------------------------------------------------------------------------------------------
         ING Global Real Estate Fund(2)   Assets aggregated with ING Global Real Estate Portfolio.

                                          0.40% on the first $250 million of the Fund's average daily net assets;

                                          0.375% on the next $250 million of the Fund's average daily net assets;

                                          0.35% of the Fund's average daily net assets in excess of
                                          $500 million.

      In addition, the following footnote is added to the table:

      (2) Assets aggregated with ING Global Real Estate Portfolio to determine fees.

      This SAI supplement supercedes the SAI supplement filed on behalf of ING Global Real Estate Fund, dated May 2, 2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE